Share Capital - Share-based Payment Transactions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) yr	Dec. 31, 2018 CAD ($) yr
Disclosure of range of exercise prices of outstanding share options [line items]
Share options, Granted	0	1,112,779
Fair value of options granted	The fair value of options granted was determined at the date of grant using the Black-Scholes option-pricing model.
Estimated fair value of options granted on the grant date		$ 5,730
Expected hold period to exercise (years) | yr		3.50
Outstanding fair value	$ 23,000	$ 12,800
Performance share units (PSUs) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	379,289	280,884
Outstanding fair value	$ 11,100	$ 3,600
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 11,600	$ 8,900
Performance share units (PSUs) [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	0.00%
Share Based Payment Arrangement Equity Instrument Other than Opion Granted Percent Incerase	40.00%
Performance share units (PSUs) [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of units vest percentage	200.00%
Share Based Payment Arrangement Equity Instrument Other than Opion Granted Percent Incerase	60.00%
Deferred share unit [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	44,806	46,356
Vested fair value	$ 10,200	$ 9,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 1,200	1,400
Restricted Stock Units [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	166,963
Outstanding fair value	$ 1,100	$ 0
Estimated historical data [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Expected hold period to exercise (years) | yr	5
Officers and employees [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Share options, Granted		1,112,779
Officers and employees [member] | Restricted Stock Units [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued	164,719
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 5,300